ADVANCES TO SUPPLIERS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Advances to Suppliers [Line Items]
Current	R$ 76,818	R$ 92,133
Non-current	2,788,262	2,503,537
Total
Advances to Suppliers [Line Items]
Advances to Suppliers.	2,865,080	2,595,670
Forestry development program and partnerships
Advances to Suppliers [Line Items]
Advances to Suppliers.	2,788,262	2,503,537
Advance to suppliers - others
Advances to Suppliers [Line Items]
Advances to Suppliers.	R$ 76,818	R$ 92,133